NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Videotron Ltd. (“Videotron” or the “Corporation”) is incorporated under the laws of Québec. The Corporation is a wholly owned subsidiary of Quebecor Media Inc. (“Quebecor Media” or the “parent corporation”) and the ultimate parent corporation is Quebecor Inc. Unless the context otherwise requires, Videotron or the Corporation refer to Videotron Ltd. and its subsidiaries. The Corporation’s head office and registered office is located at 612 Saint-Jacques Street, Montreal, Québec, Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

% equity and voting[1]
Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
SETTE Inc.	84.53%

[1]Freedom Mobile Inc., previously a wholly-owned subsidiary, was wound-up in the Corporation on December 31, 2025.

The Corporation offers Internet access, television distribution, mobile and wireline telephony, business solutions and over-the-top (“OTT”) video services in Canada.